OTHER (EXPENSE) INCOME, NET	12 Months Ended
Dec. 31, 2011
OTHER (EXPENSE) INCOME, NET
14.	OTHER (EXPENSE) INCOME, net

	Years ended December 31,
	2009	2010	2011
	$	$	$

Foreign currency exchange loss, net	(517,321)	(5,052,285)	(10,649,047)
Convertible bond repurchase gain	2,155,000	-	7,440,000
Government grants	25,613	153,871	565,076
Others	437,299	1,211,926	744,162
	2,100,591	(3,686,488)	(1,899,809)